RELATED PARTIES	12 Months Ended
Dec. 31, 2023
Related Party [Abstract]
RELATED PARTIES	RELATED PARTIES
In the normal course of operations, the partnership enters into transactions with related parties. These transactions are recognized in the consolidated financial statements. These transactions have been measured at exchange value and are recognized in the consolidated financial statements. The immediate parent of the partnership is the BPY General Partner. The ultimate parent of the partnership is Brookfield Corporation. Other related parties of the partnership include the partnership’s and Brookfield Corporation’s subsidiaries and operating entities, certain joint ventures and associates accounted for under the equity method, as well as officers of such entities and their spouses.

The partnership has a management agreement with its service providers, wholly-owned subsidiaries of Brookfield Corporation. Pursuant to a Master Services Agreement, which was amended in connection with the Privatization, the partnership pays a management fee (“base management fee”), to the service providers. For the third and fourth quarters of 2021, the management fee was calculated one quarter in arrears based on the equity attributable to Unitholders of the Office, Retail and Corporate segments. Prior to the Privatization, the partnership paid a base management fee equal to 0.5% of the total capitalization of the partnership, subject to an annual minimum of $50 million, plus annual inflation adjustments. Currently, the management fee is calculated as the sum of (a) 1.05% of the sum of the following amounts, as of the last day of the immediately preceding quarter: (i) the equity attributable to unitholders for the partnership’s Office, Retail and the Corporate segments; and (ii) the carrying value of the outstanding non-voting common shares of CanHoldco and (b) any fees payable by us in connection with our commitment to private real estate funds of any Service Providers but for the election by us for such fees to be added to the management fee (but excluding any accrued fees that have not become due and payable). In connection with the 2018 acquisition of all of the outstanding common stock of GGP, the Master Services Agreement was amended so that the base management fee took into account any management fee payable by BPYU under its master services agreement with Brookfield Corporation and certain of its subsidiaries. For the year ended December 31, 2023, the partnership paid a base management fee of $195 million (2022 - $223 million; 2021 - $155 million).

In connection with the issuance of Preferred Equity Units to the Class A Preferred Unitholder in 2014, Brookfield Corporation contingently agreed to acquire the seven-year and ten-year tranches of Preferred Equity Units from the Class A Preferred
Unitholder for the initial issuance price plus accrued and unpaid distributions and to exchange such units for Preferred Equity Units with terms and conditions substantially similar to the twelve-year tranche to the extent that the market price of the LP Units is less than 80% of the exchange price at maturity. On December 30, 2021, BN acquired the seven-year tranche of Class A Preferred Units, Series 1 units from the holder and exchanged such units for REUs. The Class A Preferred Units, Series 1 were subsequently cancelled.

The following table summarizes transactions and balances with related parties:

(US$ Millions)	Dec. 31, 2023	Dec. 31, 2022
Balances outstanding with related parties:
Net (payables)/receivables within equity accounted investments	$(112)	$(110)
Loans and notes receivable	112	273
Receivables from Brookfield Corporation	874	—
Deposit payable to Brookfield Corporation(1)	(352)	—
Property-specific obligations	(1,473)	(1,724)
Corporate borrowings	(1,076)	(555)
Loans and notes payable and other liabilities	(901)	(871)
Preferred shares held by Brookfield Reinsurance Ltd. (”BNRE”)	(1,600)	—
Preferred shares held by Brookfield Corporation	(2,708)	(2,490)
Brookfield Corporation interest in Canholdco	(1,415)	(1,759)
(1) As of December 31, 2023, a $352 million on-demand deposit was payable to Brookfield Corporation, provided for in the deposit agreement with a $3.0 billion limit between the partnership and Brookfield Corporation.

(US$ Millions) Years ended Dec. 31,	2023	2022	2021
Transactions with related parties:
Commercial property revenue(1)	$57	$53	$35
Management fee income	163	92	42
Income from equity accounted investments	—	(22)	26
Interest expense on debt obligations	116	20	24
Capital calls, net funded by BNRE(5)	69	—	—
General and administrative expense(2)	345	327	271
Construction costs(3)	(66)	(68)	132
Return of capital distributions on Brookfield Corporation’s interest in Canholdco	—	118	176
Distributions on Brookfield Corporation’s interest in Canholdco	49	113	369
Incentive Fees(4)	22	45	35
(1)Amounts received from Brookfield Corporation and its subsidiaries for the rental of office premises.
(2)Includes amounts paid to Brookfield Corporation and its subsidiaries for management fees, management fees associated with the partnership’s investments in Brookfield-sponsored real estate funds, and administrative services.
(3)Includes amounts paid to Brookfield Corporation and its subsidiaries for construction costs of development properties.
(4)Represents incentive fees the partnership is obligated to pay to the general partner of the partnership’s various fund investments.
(5)BNRE, which is accounted for under the equity method by the Corporation, has an additional commitment in BSREP IV.

In August 2023, in a series of related transactions the partnership issued $1.6 billion of mandatory convertible non-voting preferred shares which are now held by a wholly-owned subsidiary of BNRE, as part of the capitalization of Brookfield’s insurance business. Upon conversion, it is expected that BNRE will assume a partial interest in the partnership’s LP interest in BSREP IV. The partnership will continue to consolidate its LP interest in BSREP IV until conversion, as its contractual rights and exposure to variable returns to BSREP IV and its underlying investments remains unchanged. The partnership received $1.6 billion in notes receivable as consideration in these transactions. There were two capital calls in September and December of $263 million and $101 million, respectively, in respect to BSREP IV investments which were funded by the partial paydown of the note receivable.

In June 2023, the partnership sold partial interests in six office assets to BNRE, including partial interest in three assets in the U.S. for net proceeds of approximately $306 million and three assets in Canada for net proceeds of approximately C$405 million ($306 million).

In May 2023, there was a $507 million capital call in respect to BSREP IV investments. The partnership funded the capital call through the issuance of LP Units, Special LP Units and REUs to Brookfield Corporation.

On January 1, 2023, the partnership acquired a 23% LP interest in the foreign investments owned by BSREP IV from an indirect subsidiary of Brookfield Corporation (“Acquisition of Foreign Investments”) for consideration of $588 million through the issuance of a non-interest bearing note. In February 2023, there was a $530 million capital call in respect to BSREP IV’s
U.S. and foreign investments. The partnership repaid the non-interest bearing note and funded the capital call through the issuance of LP Units, Special LP Units and REUs to Brookfield Corporation. Brookfield Corporation retained an identical indirect economic interest in the BSREP IV investment before and after the transaction.

On December 9, 2022, Brookfield Corporation completed the distribution of 25% of its asset management business, through Brookfield Asset Management Ltd. (“Manager”), by way of a plan of arrangement (the “Manager Distribution”). The transaction resulted in the division of Brookfield into two publicly traded companies – the Manager under the stock ticker BAM and Brookfield Corporation under the stock ticker BN. In advance of the Manager Distribution, a reorganization took place within Brookfield Corporation whereby the partnership redeemed $1 billion of preferred units issued by a subsidiary of the partnership and acquired certain LP interests in several real estate funds and other investment interests from Brookfield Corporation (“Manager Reorganization”) for net consideration of $2,475 million through the issuance of Class D junior preferred shares, Series 1 and 2 of a subsidiary of the partnership, Brookfield BPY Holdings Inc. (“CanHoldco Class D Junior Preferred Shares”), to Brookfield Corporation. The LP interests and other investment interests acquisitions, including related working capital balances acquired, were accounted for as a business acquisition under common control, as discussed in Note 2, Material Accounting Policies, whereby the partnership records assets and liabilities recognized as a result of transfers of businesses or subsidiaries between entities under common control at carrying value. Differences between the consideration given or received and the carrying amount of the assets and liabilities transferred are recorded within ownership changes in equity.

During the fourth quarter of 2021, the partnership sold two multifamily assets in the U.S. for approximately $73 million and a partial interest in an office asset in the U.K. for approximately $101 million to Brookfield Real Estate Income Trust Inc.

On September 13, 2021, the partnership issued approximately 34 million Redeemable/Exchangeable Partnership Units and non-voting perpetual preferred shares of two of the partnership’s subsidiary holding entities to affiliates of Brookfield Corporation for aggregate consideration of $2 billion.

On July 26, 2021, Brookfield Corporation completed its previously announced acquisition of all of the LP units of BPY it did not previously own. Cash consideration was funded to the partnership by BN in exchange for approximately $2.5 billion of Canholdco Non-Voting Common Shares, which is accounted for as non-controlling interests by BPY, with the remainder for New LP Preferred Units. For the year ended December 31, 2022, distributions of $113 million were paid to BN related to the Canholdco Non-Voting Common Shares. Refer to Note 3, Privatization of the Partnership, for further detail.

On June 29, 2021, Brookfield Premier Real Estate Partners Australia acquired Brookfield Place Sydney from BSREP I for approximately $153 million.